Goodwill and Intangible Assets Goodwill Impairment Loss (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Jun. 30, 2019	Dec. 31, 2016
Goodwill [Line Items]
Net Carrying Value	$ 5,160	$ 5,190	$ 5,157	$ 5,218
Spin-off of Park		91
Foreign currency translation	(30)	63
Ownership [Member]
Goodwill [Line Items]
Gross Carrying Value	439	444		856
Accumulated Impairment Losses	(340)	(340)		(672)
Net Carrying Value	99	104		$ 184
Spin-off of Park		423
Accumulated impairment losses, disposed of related to sale of a business		332
Spin-off of Park		91
Foreign currency translation	$ (5)	$ 11